Term Placements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ($) Year Month Day	Mar. 31, 2011 INR
Term placements, original maturities, minimum (in months)	3	3
Term placements, original maturities, maximum (in years)	15	15
Term placements, restricted term placements	$ 2.2	99.6